SUBSEQUENT EVENTS (Details) (Subsequent Event [Member])	1 Months Ended
	Feb. 28, 2014	Feb. 28, 2014 President [Member] USD ($)	Feb. 28, 2014 President [Member] ILS	Feb. 28, 2014 Each Co- CEO [Member] USD ($)	Feb. 28, 2014 Each Co- CEO [Member] ILS	Feb. 28, 2014 CEO of E-Com [Member] USD ($)	Feb. 28, 2014 CEO of E-Com [Member] ILS
Subsequent Event [Line Items]
Monthly payment		$ 64,800	225,000	$ 50,400	175,000	$ 36,000	125,000
Cash incentive award, terms	(a) the achievement by the Company of certain pre-determined profit-before-tax targets, up to 150% of the annual fixed amounts payable to the office holder; and (b) the Company's stock performance as compared to the performance of the TA 100 Index, up to 100% of the annual fixed amounts payable to the office holder.